REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 4: REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue

Revenue by Geographic Area

The table below presents Atmus’ consolidated sales by geographic area. Net sales attributed to geographic areas were based on the location of the customer.

	Years ended December 31,
In millions	2023	2022	2021
United States	$746.5	$720.5	$619.6
Other international	881.6	841.6	819.2
Total net sales	$1,628.1	$1,562.1	$1,438.8

Revenue by Product Category

The table below presents Atmus’ consolidated sales by product category.

	Years ended December 31,
In millions	2023	2022	2021
Fuel	$705.2	$674.7	$612.6
Lube	305.4	306.9	278.7
Air	282.4	267.8	242.9
Other	335.1	312.7	304.6
Total net sales	$1,628.1	$1,562.1	$1,438.8

Revenue by Major Customer

Related party sales to Cummins represented 17.4% of net sales in 2023 ($282.5 million), 19.3% of net sales in 2022 ($302.2 million) and 18.5% of net sales in 2021 ($266.8 million). For the years ended December 31, 2023, 2022 and 2021, two external customers, PACCAR and the Traton Group, each represented greater than 10% of Atmus’ annual net sales. These customers represented 15.6% and 11.8% of net sales in 2023, 16.2% and 12.0% of net sales in 2022 and 15.1% and 11.7% of net sales in 2021. No other customers exceeded 10% of net sales in the three years presented.